Note 10 - Other Borrowings (Details) - Other Borrowings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 10 - Other Borrowings (Details) - Other Borrowings [Line Items]
Balance	$ 10,624	$ 11,609
Fixed Rate Amortizing [Member] | Minimum [Member]
Note 10 - Other Borrowings (Details) - Other Borrowings [Line Items]
Stated interest rate	2.99%
Fixed Rate Amortizing [Member] | Maximum [Member]
Note 10 - Other Borrowings (Details) - Other Borrowings [Line Items]
Stated interest rate	4.48%
Fixed Rate Amortizing [Member]
Note 10 - Other Borrowings (Details) - Other Borrowings [Line Items]
Earliest Maturity Date	Jun. 01, 2015
Latest Maturity Date	Oct. 01, 2028
Weighted average interest rate	4.00%
Balance	2,376	3,361
Junior Subordinated Debt [Member] | Minimum [Member]
Note 10 - Other Borrowings (Details) - Other Borrowings [Line Items]
Stated interest rate	1.89%
Junior Subordinated Debt [Member] | Maximum [Member]
Note 10 - Other Borrowings (Details) - Other Borrowings [Line Items]
Stated interest rate	1.91%
Junior Subordinated Debt [Member]
Note 10 - Other Borrowings (Details) - Other Borrowings [Line Items]
Earliest Maturity Date	Dec. 21, 2037
Latest Maturity Date	Dec. 21, 2037
Weighted average interest rate	1.90%
Balance	$ 8,248	$ 8,248